Stock-Based Compensation (Details) - Schedule of weighted-average assumptions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of weighted-average assumptions [Abstract]
Risk free interest rate	2.38%	1.34%
Expected term (in years)	6 years 29 days	5 years 11 months 12 days
Expected dividend yield	0.00%	0.00%
Expected volatility of underlying common stock	77.07%	79.76%